Segmented Information - Summary of Results by Business Segment (Detail) - CAD ($) $ in Millions		3 Months Ended				9 Months Ended
		Jul. 31, 2020	Jun. 30, 2020	Jul. 31, 2019	Jun. 30, 2019	Jul. 31, 2020	Jun. 30, 2020	Jul. 31, 2019	Jun. 30, 2019	Oct. 31, 2019	Sep. 30, 2019
Disclosure of operating segments [line items]
Net interest income (loss)		$ 6,483		$ 6,024		$ 19,244		$ 17,756
Non-interest income (loss)		4,182		4,475		12,558		12,969
Total revenue		10,665		10,499		31,802		30,725
Provision (recovery) of credit losses		2,188		655		6,325		2,138
Insurance claims and related expenses		805		712		2,256		2,082
Non-interest expenses		5,307		5,374		15,895		16,477
Income before income taxes and equity in net income of an investment in TD Ameritrade		2,365		3,758		7,326		10,028
Provision for (recovery of) income taxes		445		813		1,354		2,089
Net income (loss)	[1]	2,248		3,248		6,752		8,830
Total assets		1,697,305		1,405,442		1,697,305		1,405,442		$ 1,415,290
TD Ameritrade [member]
Disclosure of operating segments [line items]
Total revenue			$ 2,198		$ 1,994		$ 5,891		$ 5,925
Provision for (recovery of) income taxes			255		251		609		706
Equity in net income of an investment in TD Ameritrade		328		303		780		891
Net income (loss)			789		$ 742		1,889		$ 2,203
Total assets			$ 72,858				$ 72,858				$ 57,671
Canadian Retail [member]
Disclosure of operating segments [line items]
Net interest income (loss)		2,910		3,122		9,079		9,176
Non-interest income (loss)		3,116		3,024		9,225		8,917
Total revenue		6,026		6,146		18,304		18,093
Provision (recovery) of credit losses		951		316		2,495		906
Insurance claims and related expenses		805		712		2,256		2,082
Non-interest expenses		2,533		2,533		7,757		8,098
Income before income taxes and equity in net income of an investment in TD Ameritrade		1,737		2,585		5,796		7,007
Provision for (recovery of) income taxes		474		695		1,572		1,889
Net income (loss)		1,263		1,890		4,224		5,118
Total assets		461,358		447,921		461,358		447,921
U.S. Retail [member]
Disclosure of operating segments [line items]
Net interest income (loss)		2,256		2,241		6,763		6,719
Non-interest income (loss)		595		745		1,792		2,123
Total revenue		2,851		2,986		8,555		8,842
Provision (recovery) of credit losses		897		255		2,353		787
Non-interest expenses		1,646		1,604		4,919		4,742
Income before income taxes and equity in net income of an investment in TD Ameritrade		308		1,127		1,283		3,313
Provision for (recovery of) income taxes		(48)		134		(120)		386
Net income (loss)		673		1,287		2,155		3,790
Total assets		548,402		426,548		548,402		426,548
U.S. Retail [member] | TD Ameritrade [member]
Disclosure of operating segments [line items]
Equity in net income of an investment in TD Ameritrade		317		294		752		863
Wholesale Banking [member]
Disclosure of operating segments [line items]
Net interest income (loss)		531		198		1,381		633
Non-interest income (loss)		866		716		2,323		1,750
Total revenue		1,397		914		3,704		2,383
Provision (recovery) of credit losses		123		1		514		3
Non-interest expenses		669		594		1,937		1,793
Income before income taxes and equity in net income of an investment in TD Ameritrade		605		319		1,253		587
Provision for (recovery of) income taxes		163		75		321		139
Net income (loss)		442		244		932		448
Total assets		524,286		466,080		524,286		466,080
Corporate [member]
Disclosure of operating segments [line items]
Net interest income (loss)		786		463		2,021		1,228
Non-interest income (loss)		(395)		(10)		(782)		179
Total revenue		391		453		1,239		1,407
Provision (recovery) of credit losses		217		83		963		442
Non-interest expenses		459		643		1,282		1,844
Income before income taxes and equity in net income of an investment in TD Ameritrade		(285)		(273)		(1,006)		(879)
Provision for (recovery of) income taxes		(144)		(91)		(419)		(325)
Net income (loss)		(130)		(173)		(559)		(526)
Total assets		163,259		64,893		163,259		64,893
Corporate [member] | TD Ameritrade [member]
Disclosure of operating segments [line items]
Equity in net income of an investment in TD Ameritrade		$ 11		$ 9		$ 28		$ 28

[1]	The amounts are net of income tax provisions (recoveries) presented in the following table.